Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (27,256)	$ (6,978)	$ (9,230)	$ (10,281)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	2,496	3,138	4,424	4,283
Gain on change in fair value of related party convertible debt	(198)	427	311	22
Noncash issuance of inducement shares in connection with the merger	7,584	2
Noncash issuance of warrants associated with ELOC costs	982
Loss on disposition of property and equipment, net			2
Stock-based compensation expenses	704	16	21	33
Change in fair value of warrant liabilities	(884)
Loss on change in fair value of digital assets	28
Changes in assets and liabilities:
Other receivables		45	45	(45)
Prepaid expenses and other current assets	(118)	97	77	(64)
Other non-current assets	1	(346)	(25)	(1)
Accounts payable and accrued expenses	3,197	690	645	533
Accrued liabilities	2,345	1,081	1,664	1,118
Net cash used in operating activities	(11,119)	(1,828)	(2,066)	(4,402)
Purchase of digital assets	(1,000)
Cash flows from investing activities
Property and equipment, net				(2)
Net cash used in investing activities	(1,000)			(2)
Cash flows from financing activities
Proceeds from issuance of senior notes			3,210	3,235
Proceeds from issuance of convertible loan		16	16	1,600
Net cash received from the reverse recapitalization	2
Repayment of convertible notes	(1,052)	(150)
Proceeds from issuance of notes	1,450	2,110
Proceeds from ELOC	3,537
Proceeds from issuance of promissory notes	11,000			375
Repayment of senior notes			(150)
Repayment of related party promissory notes				(151)
Payment of deferred offering costs		(150)	(961)	(614)
Proceeds from issuance of common stock upon exercise of stock options				23
Net cash used in financing activities	14,937	1,826	2,115	4,468
Net change in cash	2,818	(2)	49	64
Cash and Restricted Cash, Beginning of the period	191	142	142	78
Cash, end of the period	3,009	140	191	142
Supplemental disclosures of non-cash investing and financing information:
Assumption of net liabilities of Northview	12,346
Issuance in shares in connection with convertible note	7,254
Increase (decrease) in unpaid deferred offering costs		(32)	$ 269	$ 72
Issuance in shares in connection with ELOC transaction costs	3,537
Issuance of warrants in connection with ELOC costs	982
Issuance in shares in connection with non-recourse note to employees	428
Conversion of preferred stock into common stock	65,149
Issuance of HCW warrants in lieu of cash payment	330
Conversion of debt to equity	46,891
Supplemental disclosure of cash flow information:
Cash paid for interest	250
Cash paid for taxes	$ 13